CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 11,673	$ 11,362	$ 11,099
Cost of sales	7,086	6,601	6,340
Gross margin	4,587	4,761	4,759
Selling, general and administrative expenses	2,469	2,535	2,620
Research and development expenses	521	595	654
Other operating income, net	(19)	(141)	(99)
Operating income	1,616	1,772	1,584
Interest expense, net	134	71	45
Other (income) expense, net	190	731	(78)
Income from continuing operations before income taxes	1,292	970	1,617
Income tax expense (benefit)	(182)	41	(65)
Income from continuing operations	1,110	1,011	1,552
Loss from discontinued operations, net of tax	0	0	(6)
Net income	1,110	1,011	1,546
Less: Net income attributable to noncontrolling interests	8	10	0
Net income attributable to Baxter stockholders	$ 1,102	$ 1,001	$ 1,546
Earnings per share from continuing operations
Basic (in dollars per share)	$ 2.17	$ 1.97	$ 2.91
Diluted (in dollars per share)	2.13	1.93	2.84
Loss per share from discontinued operations
Basic (in dollars per share)	0	0	(0.01)
Diluted (in dollars per share)	0	0	(0.01)
Earnings per share
Basic (in dollars per share)	2.17	1.97	2.90
Diluted (in dollars per share)	$ 2.13	$ 1.93	$ 2.83
Weighted-average number of shares outstanding
Basic (in shares)	509	509	534
Diluted (in shares)	517	519	546